SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

November 7, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USCF Mutual Funds Trust File Nos. 333-_____ and 811-_____ Initial Registration Statement on Form N-1A

Commissioners:

On behalf of the USCF Mutual Funds Trust (the “Trust”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 101(a) of Regulation S-T, a conformed electronic format copy of a Form N-1A registration statement, including exhibits, relating to the registration of the Trust under the 1940 Act and the registration of an indefinite amount of shares of beneficial interest in the Trust under the 1933 Act. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

A notification of registration for the Trust on Form N-8A is being filed concurrently with this registration statement.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Carolyn M. Yu, USCF Daphne G. Frydman, USCF Ronald Coenen Jr., Sutherland